Short-Term Loans and Long-Term Debt	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Short-Term Loans and Long-Term Debt
9.	Short-Term Loans and Long-Term Debt
Short-term loans related to financial services are external loans held by Canon’s lease subsidiaries for the purpose of financing its customers through loans. Short-term loans related to financial services consisting of bank borrowings at December 31, 2022 and 2021 were ¥41,200 million and ¥42,300 million, and other short-term loans consisting of bank borrowings were ¥200,012 million and ¥1,301 million respectively. The weighted average interest rate on short-term borrowings outstanding at December 31, 2022 and 2021 were 0.14% and 0.19%, respectively. Unused overdraft facilities at December 31, 2022 were ¥550,000 million. The overdraft facilities bear interest at a rate equal to a base rate plus a spread.
Long-term debt consisted of the following:

	December 31
	2022	2021

	(Millions of yen)
Loan from banks; bearing interest rates of 0.22% at December 31, 2022 and 0.21% at December 31, 2021 *1	54,000	174,000
Other debt *2	3,589	7,040

	57,589	181,040
Less current portion	(55,172)	(1,290)

	2,417	179,750

*1
During the year ended December 31, 2022, Canon prepaid ¥120,000 million of the outstanding loan under the unsecured revolving credit facility contracts which had expiration date in December 2023. The outstanding loans under the credit facilities are ¥54,000 million at a floating interest of 0.22% and Canon has no unused credit facilities as of
December 31, 2022
.

*2	Other debt consisted of Bank loans and finance lease obligations as of December 31, 2022 and 2021.
The aggregate annual maturities of long-term debt outstanding at December 31, 2022 were as follows:

(Millions of yen)
Year ending December 31:
2023	55,172
2024	817
2025	597
2026	392
2027	364
Thereafter	247

57,589

Both short-term and long-term bank loans are primarily made under general agreements which provide that security and guarantees for present and future indebtedness shall be given upon request of the bank, and that the bank shall have the right to offset cash deposits against obligations that have become due or, in the event of default, against all obligations due to the bank.